Pension and Severance Plans - Additional Information (Detail) (JPY ¥)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Percentage of the indemnities under existing regulations to employees covered by defined benefits	65.00%
Expected amortization of net actuarial loss from accumulated other comprehensive income in next fiscal year	¥ 11,860,000,000
Expected amortization of prior service cost from accumulated other comprehensive income in next fiscal year	9,910,000,000
Expected amortization of transition obligation (asset) from accumulated other comprehensive income in next fiscal year	10,000,000
Japanese plans
Defined Benefit Plan Disclosure [Line Items]
Expected contribution in defined benefit pension plans	13,000,000,000
Japanese plans | Private equity
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments in equity securities for the pension plans	28.00%
Japanese plans | Fixed income funds
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments in equity securities for the pension plans	58.00%
Japanese plans | Other investment funds
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments in equity securities for the pension plans	14.00%
Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Expected amortization of transition obligation (asset) from accumulated other comprehensive income in next fiscal year	(12,000,000)	(117,000,000)	(139,000,000)
Expected contribution in defined benefit pension plans	¥ 7,000,000,000
Foreign plans | Private equity
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments in equity securities for the pension plans	39.00%
Foreign plans | Fixed income funds
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments in equity securities for the pension plans	47.00%
Foreign plans | Other investment funds
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments in equity securities for the pension plans	14.00%